POST-EMPLOYMENT BENEFITS - Sensitivity Analysis of Assumptions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ (161)	$ (320)
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ 196	$ 393
Defined benefit pension plan | Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ 5	$ 21
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ (4)	$ (19)
Post-employment plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ (3)	$ (4)
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ 3	$ 5
Post-employment plan | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ 1	$ 1
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ (1)	$ (1)